COMMITMENTS AND CONTINGENCIES (Details)						1 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2021 USD ($) item contract	Dec. 24, 2020 USD ($) item	Sep. 18, 2020 USD ($)	Sep. 18, 2020 CNY (¥)	May 25, 2018 item	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) item	Sep. 23, 2022 USD ($) item	Mar. 31, 2022 CNY (¥) item	Dec. 24, 2020 CNY (¥) item
COMMITMENTS AND CONTINGENCIES
Number of contracts entered | contract	1
Total number of automobiles | item	200							300		200		300	100	200
Aggregate purchase price	$ 3,200,000							$ 2,400,000		$ 1,700,000			$ 1,500,000
Number of automobiles is required to purchase in cash | item	100							100		100
Amount of automobiles is required to purchase in cash	$ 1,600,000							$ 1,600,000		$ 1,700,000
Number of automobiles is required to purchase commitment | item	100
Amount of automobiles is required to purchase commitment	$ 1,600,000							$ 1,600,000		1,700,000
Number of automobiles purchased during the period | item								100
Purchase deposit								$ 700,000					$ 700,000
Maximum contingent liabilities								46,641		800,000
Fair market value of the collateral										700,000
Chengdu Industrial Impawn Co | Master Contact
COMMITMENTS AND CONTINGENCIES
Loss contingency, amount past due including interest to financial institutions								882,000		1,032,000
Number of guarantors with whom guarantee contacts are signed | item					7
Interest and penalty sought						$ 14,330	¥ 100,300
Total outstanding including interest and penalty			$ 1,428,000	¥ 992,728
Jinkailong
COMMITMENTS AND CONTINGENCIES
Total number of automobiles | item		75													75
Maximum contingent liabilities								4,800,000		6,300,000
Fair market value of the collateral								$ 2,800,000		$ 4,200,000
Percentage of contingent liabilities								59.00%		66.00%
Percentage of equity interest ownership								35.00%		35.00%		35.00%		35.00%
Maximum amount of obligation if liquidated								$ 507,000		$ 570,000		¥ 3,500,000		¥ 3,500,000
Liabilities (in percent)								35.00%		35.00%
Loss contingency, amount past due including interest to financial institutions								$ 3,500,000		$ 4,800,000
Loss contingency, amount of interest past due to financial institutions								281,000		286,000
Period for monthly installments over which default amount to be paid		35 months
Amount of automobile loans to be payable for releasing the frozen bank accounts		$ 94,000													¥ 600,000
Amount of automobile loans to be payable for releasing the frozen bank accounts		$ 635,000													¥ 4,026,594
Jinkailong | Chengdu Industrial Impawn Co | Settlement agreement
COMMITMENTS AND CONTINGENCIES
Contingent liabilities										$ 55,000				¥ 350,000
Hunan Ruixi
COMMITMENTS AND CONTINGENCIES
Maximum contingent liabilities								47,000,000,000
Fair market value of the collateral								$ 1,900,000,000
Maximum
COMMITMENTS AND CONTINGENCIES
Percentage of contingent liabilities										90.00%
Maximum | Hunan Ruixi
COMMITMENTS AND CONTINGENCIES
Percentage of contingent liabilities								4.10%
Continuing operations
COMMITMENTS AND CONTINGENCIES
Loss contingency accrual, provision								$ 7,284	$ 15,005	$ 8,000	$ 40,504
Discontinued operations
COMMITMENTS AND CONTINGENCIES
Loss contingency accrual, provision									$ 11,140	$ 716	$ 158,100